Segmental reporting (Narrative) (Details)	6 Months Ended
Jun. 30, 2020
2. Segmental Reporting
Description of basis for attributing revenues from external customers to individual countries	The geographical analysis is now based on the location of office where the transactions are recorded, whereas in the prior year it was based on counterparty location. The approach was changed at year-end 2019 and is better aligned to the geographical view of the business following the implementation of structural reform. Prior year comparatives have been restated.